Stock-based Compensation (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary the Company's restricted stock activity
Number of shares outstanding, Beginning Balance		150,000	150,000	300,000
Weight-Average Fair Value, Beginning Balance		$ 0.48	$ 0.48	$ 0.48
Weight-Average Fair Value, Granted	$ 0.23	$ 0.48	$ 0.40	$ 0.53
Number of Shares, Vested			(150,000)	(150,000)
Weight-Average Fair Value, Vested			$ 0.48	$ 0.48
Number of shares outstanding, Ending Balance				150,000
Weight-Average Fair Value, Ending Balance				$ 0.48